SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Shipping and Handling (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total shipping and handling	$ 23,000	$ 3,900
Total shipping and handling costs included in distribution costs	$ 423,000	$ 246,000